CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 5,735	€ 4,938	€ 17,066	€ 13,941
Cost of sales	(4,089)	(2,997)	(11,738)	(9,549)
Gross profit	1,646	1,941	5,328	4,392
Selling expenses	(2,015)	(1,471)	(5,540)	(4,385)
Administrative expenses	(1,566)	(1,536)	(4,748)	(5,005)
Research and development expenses	(1,673)	(1,498)	(4,767)	(4,772)
Other operating expenses	(159)	(101)	(573)	(486)
Other operating income	1,227	1,177	4,685	2,203
Operating loss	(2,540)	(1,488)	(5,615)	(8,053)
Finance expense	(6,175)	(648)	(6,333)	(3,795)
Finance income	8	1,336	610	163
Financial result	(6,167)	688	(5,723)	(3,632)
Loss before income taxes	(8,707)	(800)	(11,338)	(11,685)
Income tax income (expense)	5		84	52
Net loss	(8,702)	(800)	(11,254)	(11,633)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(276)	(108)	(2,047)	(228)
Total comprehensive loss	(8,978)	(908)	(13,301)	(11,861)
Loss attributable to:
Owners of the Company	(8,659)	(785)	(11,170)	(11,509)
Non-controlling interests	(43)	(15)	(84)	(124)
Net loss	(8,702)	(800)	(11,254)	(11,633)
Total comprehensive loss attributable to:
Owners of the Company	(8,935)	(893)	(13,217)	(11,737)
Non-controlling interests	(43)	(15)	(84)	(124)
Total comprehensive loss	€ (8,978)	€ (908)	€ (13,301)	€ (11,861)
Weighted average number of shares outstanding - basic (in shares)	7,026,711	6,757,420	7,026,711	6,058,387
Weighted average number of shares outstanding - diluted (in shares)	7,026,711	6,757,420	7,026,711	6,058,387
Loss per share - basic (in EUR per share)	€ (1.23)	€ (0.12)	€ (1.59)	€ (1.90)
Loss per share - diluted (in EUR per share)	€ (1.23)	€ (0.12)	€ (1.59)	€ (1.90)